Related parties transactions	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Related parties transactions

22. Related parties transactions

As of December 31, 2019, the Group’s related parties include key management (Board of Directors and Executive Committee) and members of their immediate families. The following transactions were carried out with related parties:

•	Key management remuneration

The Board of Directors is composed of eight members, whereas the Executive Committee is composed of five members (2018:seven). The following table sets forth the total remuneration recorded for members of the Board of Directors and Executive Committee:

	Year ended December 31,
in USD ‘000	2019	2018
Short-term employee benefits (including base and variable cash remuneration)	4,181	4,150
Post-employment benefits	186	117
Share-based payments	8,485	6,125
Total	12,852	10,392

•	Other transactions with related parties

There were no other significant transactions with related parties during the years presented.